Segment Information (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Voyage revenues, net	$ 244,020	$ 368,447	$ 311,764
Service revenues, net	725,805	1,817,077	1,180,250
Revenues	969,825	2,185,524	1,492,014
Vessels and drilling units operating expenses	371,074	844,260	609,765
Depreciation and amortization	227,652	449,792	357,372
Contract termination fees and other	0	0	33,293
Loss on contract cancellation	28,241	1,307	0
Impairment loss and loss from sale of vessels and vessel owning companies	1,057,116	38,148	43,490
General and administrative expenses	104,912	193,686	184,722
Gain/(loss) on interest rate swaps	(11,601)	(15,528)	8,373
Gain/ (loss) on FFA's	0	0	0
Income taxes	(37,119)	(77,823)	(44,591)
Net income/(loss)	(2,808,086)	58,020	(198,028)
Net income/(loss) attributable to Dryships Inc.	(2,847,061)	(47,512)	(223,093)
Interest and finance cost	(177,655)	(412,185)	(332,129)
Interest income	6,050	13,310	12,498
Change in fair value of derivatives (gain)/loss	(10,848)	(29,304)	(88,859)
Total assets	476,052	10,476,589	10,123,692
Drybulk Segment
Voyage revenues, net	115,598	205,630	191,024
Vessels and drilling units operating expenses	87,704	90,376	78,594
Depreciation and amortization	65,607	99,631	96,624
Contract termination fees and other	0	0	32,283
Loss on contract cancellation	28,241	1,307	0
Impairment loss and loss from sale of vessels and vessel owning companies	1,000,485	38,148	43,490
General and administrative expenses	44,519	48,441	44,819
Gain/(loss) on interest rate swaps	(567)	(1,142)	(1,226)
Gain/ (loss) on FFA's	0	0	(31,362)
Income taxes	0	0	0
Net income/(loss)	(1,180,056)	(206,303)	(265,399)
Net income/(loss) attributable to Dryships Inc.	(1,180,056)	(206,303)	(265,399)
Interest and finance cost	(45,321)	(102,806)	(102,656)
Interest income	76	1,074	2,900
Change in fair value of derivatives (gain)/loss	(10,768)	(21,069)	(42,125)
Total assets	342,287	1,731,295	1,777,176
Offshore Support Segment
Voyage revenues, net	8,118
Vessels and drilling units operating expenses	3,977
Depreciation and amortization	672
Contract termination fees and other	0
Loss on contract cancellation	0
Impairment loss and loss from sale of vessels and vessel owning companies	0
General and administrative expenses	2,858
Gain/(loss) on interest rate swaps	0
Gain/ (loss) on FFA's	0
Income taxes	(188)
Net income/(loss)	(2,711)
Net income/(loss) attributable to Dryships Inc.	(2,657)
Interest and finance cost	(105)
Interest income	2
Change in fair value of derivatives (gain)/loss	(6)
Total assets	131,124
Drilling Segment
Service revenues, net	725,805	1,817,077	1,180,250
Vessels and drilling units operating expenses	259,623	727,832	504,957
Depreciation and amortization	155,352	325,744	236,689
Contract termination fees and other	0	0	0
Loss on contract cancellation	0	0	0
Impairment loss and loss from sale of vessels and vessel owning companies	0	0	0
General and administrative expenses	46,989	131,745	126,868
Gain/(loss) on interest rate swaps	(9,588)	(12,671)	8,616
Gain/ (loss) on FFA's	0	0	0
Income taxes	(36,931)	(77,823)	(44,591)
Net income/(loss)	(1,601,451)	259,654	64,287
Net income/(loss) attributable to Dryships Inc.	(1,640,480)	154,122	39,222
Interest and finance cost	(123,463)	(298,839)	(218,384)
Interest income	5,954	12,227	9,595
Change in fair value of derivatives (gain)/loss	349	(15,909)	(44,383)
Total assets	0	8,095,212	7,674,674
Tanker Segment
Voyage revenues, net	120,304	162,817	120,740
Vessels and drilling units operating expenses	19,770	26,052	26,214
Depreciation and amortization	6,021	24,417	24,059
Contract termination fees and other	0	0	1,010
Loss on contract cancellation	0	0	0
Impairment loss and loss from sale of vessels and vessel owning companies	56,631	0	0
General and administrative expenses	10,546	13,500	13,035
Gain/(loss) on interest rate swaps	(1,446)	(1,715)	983
Gain/ (loss) on FFA's	0	0	31,362
Income taxes	0	0	0
Net income/(loss)	(23,868)	4,669	3,084
Net income/(loss) attributable to Dryships Inc.	(23,868)	4,669	3,084
Interest and finance cost	(8,766)	(10,540)	(11,089)
Interest income	18	9	3
Change in fair value of derivatives (gain)/loss	(423)	7,674	(2,351)
Total assets	$ 2,641	$ 650,082	$ 671,842